Share-based plans - Stock options activity (Details)	12 Months Ended
	Dec. 31, 2022 Options € / shares	Dec. 31, 2021 Options € / shares
Options
Options outstanding balance at the beginning of the year | Options	3,013,309	3,201,000
Exercised | Options	409,000	128,000
Expired | Options	133,000	60,000
Options outstanding balance at the end of the year | Options	2,471,116	3,013,309
Weighted average exercise price
Weighted average exercise price at the beginning of the year	€ 72.44	€ 71.50
Exercised	49.93	49.83
Expired	56.55	70.60
Weighted average exercise price at the end of the year	77.02	72.44
Average market price of options exercised during year	€ 54.00	€ 65.92